Income Tax (Details) - Schedule of Income Tax Benefit on Pre-Tax Accounting Loss from Operations Reconciles (Parentheticals)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Income Tax Benefit on Pre-Tax Accounting Loss from Operations Reconciles [Abstract]
Tax rate	30.00%	25.00%	26.00%
Tax benefit percentage		25.00%	26.00%